Real Property Interests - Summary of Finance Lease Expense and Interest Expense Associated with Lease Liability in Condensed Statement of Operations (Details) (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease expense	$ 425	$ 775	$ 2,391	$ 6,922	$ 1,235
Interest expense - lease liability	$ 95	$ 126	$ 185	$ 518	$ 504